WARRANTS (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Measurement input	0.00%	0.00%
Measurement input	5 years 2 months 12 days	5 years
Warrant | Volatility
Measurement input	112.60%
Warrant | Risk-Free Interest Rate
Measurement input	0.20%
Warrant | Expected Term
Measurement input	3 years 9 months 18 days
Warrant | Dividend Yield
Measurement input	0.00%